Securitizations and Variable Interest Entities - Carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2017	Mar. 31, 2016
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 4,496	¥ 4,126
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	4,557	4,170
Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	65	87
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	65	87
Debt securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	109	118
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	109	118
CMBS and RMBS
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	3,754	3,067
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	3,754	3,067
Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	146	413
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	146	413
Derivatives [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	0	0
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	2	2
Private equity investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	24	14
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	24	14
Loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	388	423
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	388	423
Other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	10	4
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	10	4
Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 59	¥ 42